CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jul. 01, 2012		Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	$ 128		$ 173		$ 268		$ 285		$ 436		$ 248	[1],[2]	$ 111	[1],[2]
Other comprehensive income/(loss), net of tax and reclassification adjustments:
Foreign currency translation adjustments, net	(33)	[3]	(162)	[3]	(17)	[3]	(128)	[3]	(93)	[4]	4	[2],[4]	(121)	[2],[4]
Benefit plans: Actuarial gains/(losses), net	(1)	[3]	0	[3]	(3)	[3]	0	[3]	1	[4]	5	[2],[4]	(8)	[2],[4]
Total other comprehensive income/(loss), net of tax	(34)		(162)		(20)		(128)		(92)		9	[2]	(129)	[2]
Comprehensive income before allocation to noncontrolling interests	94		11		248		157		344		257	[2]	(18)	[2]
Less: Comprehensive income attributable to noncontrolling interests	0		0		0		1		0		3	[2]	1	[2]
Comprehensive income attributable to Zoetis Inc.	$ 94		$ 11		$ 248		$ 156		$ 344		$ 254	[2]	$ (19)	[2]

[1]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[3]	Presented net of reclassification adjustments and tax impacts, which are not significant in any period presented. Reclassification adjustments related to benefit plans are generally reclassified, as part of net periodic pension cost, into Cost of sales, Selling, general and administrative expenses, and/or Research and development expenses, as appropriate, in the condensed consolidated and combined statements of income.
[4]	Presented net of reclassification adjustments and tax impacts, which are not significant in any period presented. Reclassification adjustments are generally reclassified into Cost of sales, Selling, general and administrative expenses, and/or Research and development expenses, as appropriate, in the combined statements of income.